Segments - Schedule of Fee Revenue Classified by Country (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Segment Reporting Information [Line Items]
Total fee revenue	$ 2,938,641	$ 2,761,086	$ 2,795,505
Fee revenue
Segment Reporting Information [Line Items]
Total fee revenue	2,907,469	2,730,088	2,762,671
Fee revenue | U.S.
Segment Reporting Information [Line Items]
Total fee revenue	1,505,506	1,448,174	1,507,819
Fee revenue | United Kingdom
Segment Reporting Information [Line Items]
Total fee revenue	386,034	327,036	262,268
Fee revenue | Other countries
Segment Reporting Information [Line Items]
Total fee revenue	$ 1,015,929	$ 954,878	$ 992,584